Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits
Employee Benefits
16.	Employee Benefits
The Company’s subsidiaries and the VIEs and subsidiaries of the VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs and subsidiaries of the VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Contributions to medical and pension schemes	934,876	814,296	732,465
Other employee benefits	99,303	92,797	108,142

Total	1,034,179	907,093	840,607